Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on August 26, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1550	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1551	☒

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices) (Zip Code)

(631)490-4300

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla Thompson Hine LLP 3900 Key Center, 127 Public Square Columbus, Ohio 44114 216-566-5706 (phone) 614-469-3361 (fax)	Timothy Burdick Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 470-2649

 Approximate Date of Proposed Public Offering: As Soon As Practical, After Effectiveness of Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	on August 28, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

TOEWS AGILITY SHARES DYNAMIC

TACTICAL INCOME ETF

Ticker Symbol: THY

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

PROSPECTUS

August 28, 2026

Advised by:
Toews Corporation
1750 Zion Road, Suite 201
Northfield, NJ 08225

https://toewsetfs.com	1-888-604-5506

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	6
Investment Objectives	6
Principal Investment Strategies	6
Principal Investment Risks	7
Temporary Investments	10
Portfolio Holdings Disclosure	10
Cybersecurity	10
MANAGEMENT OF THE FUND	11
Investment Adviser	11
Portfolio Managers	11
NET ASSET VALUE	12
HOW TO BUY AND SELL SHARES	13
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	13
DISTRIBUTION AND SERVICE PLAN	14
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	14
OTHER INFORMATION	16
FINANCIAL HIGHLIGHTS	17

FUND SUMMARY: TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

Investment Objectives:

The Fund seeks to provide income.

A secondary objective of the Fund is to limit risk during unfavorable market conditions.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement(2)	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; or (vi) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.95%; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the Example assumes that the Fund’s operating expense limitation agreement will only be in place for the duration described above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$380	$675	$1,514

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely or negatively affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 414% of the average value of its portfolio.

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Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objectives by tactically investing in a portfolio of income-producing securities, including high-yield bonds, investment grade bonds, municipal bonds, U.S. Treasuries and/or cash/cash equivalents. In order to gain exposure these securities the Fund invests primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments (also known as “junk bonds”), and U.S. or foreign cash equivalents. In addition, the Fund may invest directly in domestic and foreign high-yield debt instruments and U.S. or foreign cash equivalents.

The Fund may hedge long positions using futures and/or ETFs. The adviser employs what it defines as a “tactical” strategy by investing in a combination of securities and derivatives that it believes will produce a high level of income, when in a bullish posture economic exposure of the Fund could be invested up to 100% in high yield debt instruments that the adviser believes will have a similar return to that of the securities in the BofA Merrill Lynch High Yield Cash Pay Index. The Fund defines high yield debt instruments as corporate bonds or other bonds or debt instrument that are generally rated lower that Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or lower than BBB by S&P (below investment grade).

The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will attempt to uncorrelate to the overall bond market by taking a defensive position and/or be allocated 100% to U.S. Treasuries and/or short-term fixed income securities, U.S. or foreign cash or cash equivalents. The Fund may invest in US Treasury bills, notes, and bonds of any duration or length until maturity. The Fund may invest in futures contracts that derive the value from US Treasury bills, notes, and bonds of any duration or length until maturity. The Fund may allocate up to 100% to fixed income ETFs and/or other fixed income securities. This strategy is a tactical market timing strategy in which the portfolio will be allocated 100% to cash, U.S. Treasuries and/or short-term fixed income securities, U.S. or foreign cash or cash equivalents for significant periods of time.

The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives described above to increase or decrease the Fund’s exposure to the high-yield bond market. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to the high-yield bond market. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	Allocation Risk: The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

●	Derivatives Risk: The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include leverage risk and correlation or tracking risk.

●	ETF Underlying Fund Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

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○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind.

○	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Fluctuation of Net Asset Value Risk: The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares.

●	Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include leverage risk and correlation or tracking risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Under certain market conditions, futures contracts may become illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous or take an offsetting defensive position, potentially resulting in significant losses for the Fund.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the share price of the ETFs in which the Fund invests.

●	Investment-Grade Corporate Bonds: Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade (BBB/Baa or higher). These securities are backed by the credit of the corporation issuing the fixed-income instrument as to the timely repayment of principal and interest.

●	Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

3

●	Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The models used by the adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. Typically the seller (writer) of a covered put option assumes the risk of a decline in the market price of the underlying security below the strike price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option and the buyer of a put or call option, risks losing the entire premium invested in the option if it does not exercise the option.

●	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-604-5506.

Performance Bar Chart

Calendar Years Ended December 31

Best Quarter:	12/31/2023	5.71%
Worst Quarter:	6/30/2022	(3.58)%

The total return for Fund shares from January 1, 2026 to June 30, 2026 was 0.96%.

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Average Annual Total Returns

(For periods ended December 31, 2025)

	One Year	Five Years	Since Inception of the Fund
Return before taxes	4.33%	1.64%	2.26%
Return after taxes on distributions	1.82%	(0.13)%	0.45%
Return after taxes on distributions and sale of Fund shares	2.53%	0.48%	0.94%
Morningstar US Core Bond Index*	7.12%	(0.43)%	(0.12)%
Bloomberg Barclays Aggregate Bond Index**	7.30%	(0.36)%	(0.06)%

*	The Morningstar US Core Bond Index measures the performance of fixed-rate, investment-grade USD-denominated securities with maturities greater than one year. It is market-capitalization weighted. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

**	Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Adviser: Toews Corporation is the Fund’s investment adviser.

Portfolio Managers: Phillip Toews, President, Randall Schroeder, managing director, Jason Graffius, Chief Operating and Financial Officers, and Charles Collins, Head of Trading of the adviser, serve as the Fund’s Co-Portfolio Managers and are primarily responsible for the day-to-day management of the Fund. Messrs. Toews, Schroeder, Graffius and Collins have each served the Fund in this capacity since the Fund commenced operations in June 2020.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The Fund seeks to provide income and long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions. The Fund’s investment objective(s) is/are a non-fundamental policy and may be changed by the Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s adviser seeks to achieve the Fund’s investment objectives by tactically investing in a portfolio of income-producing securities, including high-yield bonds, investment grade bonds, municipal bonds, U.S. Treasuries and/or cash/cash equivalents. In order to gain exposure these securities the Fund invests primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; and/or derivative instruments that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments and U.S. or foreign cash equivalents. In addition, the Fund may invest directly domestic and foreign high-yield debt instruments and U.S. or foreign cash equivalents. The Fund may hedge long positions using futures, options or ETFs. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

The Fund may hedge long positions using futures and/or ETFs. The adviser employs what it defines as a “tactical” strategy by investing in a combination of securities and derivatives that it believes will produce a high level of income, when in a bullish posture economic exposure of the Fund could be invested up to 100% in high yield debt instruments that the adviser believes will have a similar return to that of the securities in the BofA Merrill Lynch High Yield Cash Pay Index. The Fund defines high yield debt instruments as corporate bonds or other bonds or debt instrument that are generally rated lower that Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or lower than BBB by S&P (below investment grade).

When the Fund’s adviser determines that investment conditions in the high-yield market are favorable, the Fund will allocate most of its assets to investments in high-yield ETFs, high-yield debt instruments, which are commonly referred to as “junk bonds”, and derivatives providing exposure to high-yield ETFs and debt instruments.

The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will attempt to uncorrelate to the overall bond market by taking a defensive position and/or be allocated 100% to U.S. Treasuries and/or short-term fixed income securities, U.S. or foreign cash or cash equivalents. The Fund may invest in US Treasury bills, notes, and bonds of any duration or length until maturity. The Fund may invest in futures contracts that derive the value from US Treasury bills, notes, and bonds of any duration or length until maturity. The Fund’s allocation to fixed income ETFs and/or other fixed income securities may be significant. This strategy is a tactical market timing strategy in which the portfolio will be allocated 100% to Cash, U.S. Treasuries and/or short-term fixed income securities, U.S. or foreign cash or cash equivalents for significant periods of time.

The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives described above to increase or decrease the Fund’s exposure to the high-yield bond market. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to the high-yield bond market.

The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities achieve the Fund’s investment objective.

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PRINCIPAL INVESTMENT RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. The following risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund’s Summary section of this Prospectus.

●	Allocation Risk: The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

●	Derivatives Risk: The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include leverage risk and correlation or tracking risk.

●	ETF Underlying Fund Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other exchange-traded funds that invest directly in securities such as stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. The Fund invests in ETFs. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed-income securities, real estate investments, and commodities. Additional risks of investing in ETFs are described below:

○	Net Asset Value and Market Price Risk: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value. These price differences can be significant, especially in times of market stress.

○	Tracking Risk: Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests, if passively managed, will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

●	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between market price and underlying value of shares.

○	Market Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

■	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

■	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

●	Foreign Securities Risk: To the extent the Fund invests in ETFs that invest in foreign debt securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a exchange-traded fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser’s ability to assess such risk than if the Fund invested solely in more developed countries. Market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund. Because the Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares.

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●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous or take an offsetting defensive position, potentially resulting in significant losses for the Fund. The commitment of Fund assets to cover certain futures positions may impede the adviser’s ability to manage the Fund’s portfolio effectively any may restrict the Fund’s ability to enter into offsetting or defensive positions, potentially resulting in significant losses for the Fund. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed. The commitment of Fund assets to cover certain futures positions may impede the adviser’s ability to manage the Fund’s portfolio effectively and may restrict the Fund’s ability to enter into offsetting or defensive positions, potentially resulting in significant losses for the Fund.

●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds
(liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Management Risk: The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment model. The models used by the adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

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●	Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing call and put option spreads on underlying instruments, the Fund’s returns over each will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund may incur losses. Increases in implied volatility of options may cause the value of an option to increase, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate may exceed 100% annually.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, its ability to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund’s policies and regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and their service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT OF THE FUND

Investment Adviser

Toews Corporation (“Toews”), located at, 1750 Zion Road, Suite 201, Northfield, NJ 08225, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Toews is responsible for the overall management of the Fund’s business affairs. Toews is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices, and restrictions. Toews was established in 1994 and serves as an investment adviser primarily for individual investors. As of April 30, 2026, it had approximately $997.7 million in assets under management.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and Toews (the “Investment Advisory Agreement”), the Fund pays the adviser, on a monthly basis, an annual advisory fee of 0.85% of the Fund’s average daily net assets. For the fiscal year ended April 30, 2026, Toews received a net advisory fee in an amount equal to 0.62% from the Fund’s average daily net assets. A discussion regarding the basis for the Board’s renewal of the Investment Management Agreement is available in the Fund’s semi-annual shareholder report dated October 31, 2025.

Toews has contractually agreed to reduce its fees and to reimburse expenses, at least through August 31, 2027 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) taxes, or (v) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.95%.

Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Portfolio Managers

Mr. Phillip Toews, Mr. Randall Schroeder, Mr. Jason Graffius and Mr. Charles Collins are Co-Portfolio Managers primarily responsible for the day-to-day management of the Fund.

Mr. Toews received a BS in Business and Economics from Bethel College in Newton, Kansas in 1986. From 1987 to 1994, Mr. Toews was a financial counselor at IDS/American Express and Dorset Financial Services. In 1994, Mr. Toews founded the Adviser and has served as its President and Chief Executive Officer since inception.

Mr. Schroeder received a BA from Bethel College in Newton, Kansas in 1988 and a MA from Binghamton University in Binghamton, New York in 1994. Mr. Schroeder has been associated with Toews since 1998 and has served as its Chief Operating Officer from 2006 to 2019 and as its Managing Director since 2020.

Mr. Graffius received a Bachelor of Science in Accounting from Rutgers University in Camden, NJ in 2002. He began working with Toews in October 2013. Mr. Graffius currently serves as its Chief Operating and Financial Officer overseeing the day to day operations, financial operations and researching investment opportunities. Prior to working with Toews, Mr. Graffius was a Vice President at BlackRock Financial Management, Inc. (2005-2013) where he worked on the Structured Finance Team, overseeing Collateralized Debt Obligations along with various Hedge Funds and Government Mandated Projects. He has also previously worked at JP Morgan.

Mr. Collins received a Bachelor of Science in Finance from LaSalle University in 2002. He began working at Toews Corporation in May of 2016. Mr. Collins currently oversees the daily management of the Toews Funds. Previous to working at Toews Corporation, Mr. Collins was an equity derivatives broker with Tullett Prebon where he worked specifically with index and single stock options and well as trading cash. He started his career in finance with working on the floor at the NYSE as a specialist clerk and advanced on to being a distinguished member of the exchange as a floor broker.

Messrs. Toews, Schroeder, Graffius and Collins have served as Co-Portfolio managers since June 2020.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by each portfolio manager, and the portfolio managers’ ownership of Fund shares.

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NET ASSET VALUE

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated the Adviser as its “Valuation Designee” to execute these procedures. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. The Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other exchange-traded funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://toewsetfs.com.

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HOW TO BUY AND SELL SHARES

Shares of the Fund are listed for trading on NYSE Arca Inc. under the symbol THY. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow each Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

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DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services
(“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may over time, not only increase your costs but cost more than other charges.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from each Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that each Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain — a maximum of 15% for taxable years beginning before 2013. A part of each Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

14

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and each Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

Fund Service Providers

Ultimus Fund Solutions, LLC is the Fund’s administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.

Brown Brothers Harriman & Co., is the Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

RSM US LLP, located at 555 Seventeenth Street, Suite 1200 Denver, Colorado 80202, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

15

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-888-604-5506 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The financial highlights for the Fund are presented below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the Fund has been derived from the financial statements audited by RSM US LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s April 30, 2026 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
Net asset value, beginning of year	$21.87	$22.08	$22.24	$23.69	$25.29
Activity from investment operations:
Net investment income(a)	1.15	1.13	1.10	0.84	0.45
Net realized and unrealized gain (loss) on investments(b)	0.27	(0.24)	(0.17)	(1.31)	(1.29)
Total from investment operations	1.42	0.89	0.93	(0.47)	(0.84)
Less distributions from:
Net investment income	(1.19)	(1.10)	(1.09)	(0.80)	(0.48)
Return of capital	—	—	—	(0.01)	—
Net realized gains	—	—	—	(0.17)	(0.28)
Total distributions	(1.19)	(1.10)	(1.09)	(0.98)	(0.76)
Net asset value, end of year	$22.10	$21.87	$22.08	$22.24	$23.69
Market price, end of year	$22.11	$21.89	$22.08	$22.24	$23.69
Total return(c)	6.59%	4.04%	4.30%	(2.05)%	(3.38)%
Market Price Total return(c)	6.54%	4.13%	4.30%	(2.05)%	(3.27)%
Net assets, end of year (000s)	$86,757	$36,637	$30,907	$39,467	$34,353
Ratio of gross expenses to average net assets(d)(e)	1.18%	1.41%	1.39%	1.31%	1.27%
Ratio of net expenses to average net assets(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(f)	5.16%	5.04%	5.02%	3.65%	1.85%
Portfolio Turnover Rate(g)	414%	679%	486%	614%	548%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

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TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

Adviser	Toews Corporation 1750 Zion Road, Suite 201 Northfield, NJ 08225
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator/ Fund Account	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Transfer Agent and Custodian	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1200 Denver, CO 80202

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s Statement of Additional Information dated August 28, 2026 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-888-604-5506 or visit https://toewsetfs.com. You may also write to:

Toews Funds

c/o Ultimus Fund Solutions, LLC

Regular/Express Mail

P.O. Box 46707

Cincinnati, OH 45246

or over night

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File #811-21720

Toews Agility Shares Dynamic Tactical
Income ETF

a Series of Northern Lights Fund Trust

Ticker Symbol: THY

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2026

Listed and traded on:
the NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Prospectus of the Toews Agility Shares Dynamic Tactical Income ETF (the “Fund”) dated August 28, 2026. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semiannual financial statements without charge by contacting the Fund’s Distributor, Northern Lights Fund Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 or by calling 1-888-604-5506. You may also obtain a Prospectus by visiting the website at https://toewsetfs.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	20
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	22
MANAGEMENT	24
CONTROL PERSONS AND PRINCIPAL HOLDERS	30
INVESTMENT ADVISER	30
THE DISTRIBUTOR	33
PORTFOLIO MANAGERS	37
ALLOCATION OF PORTFOLIO BROKERAGE	38
PORTFOLIO TURNOVER	39
OTHER SERVICE PROVIDERS	40
DESCRIPTION OF SHARES	43
ANTI-MONEY LAUNDERING PROGRAM	43
PURCHASE, REDEMPTION AND PRICING OF SHARES	44
TAX STATUS	53
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59
LEGAL COUNSEL	59
FINANCIAL STATEMENTS	59
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	60

THE FUND

The Toews Agility Shares Dynamic Tactical Income ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 25,000 Shares (each a “Creation Unit”). The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund is listed on NYSE Arca, Inc (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares of the Fund are available to the public on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

TYPES OF INVESTMENTS

The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Objective,” “Principal Investment Strategies”, and “Principal Investment Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Fund.

The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or through (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds (“ETFs”), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, “Underlying Funds”) and strategies Toews Corporation (the “Adviser”) employs in pursuit of the Fund’s investment objective and a summary of related risks.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Securities of Other Investment Companies

Investments in ETFs involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the fund. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

General

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts (“ADRs”) are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Securities of Other Investment Companies

Investments in mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the fund. Mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end Fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end Fund’s common shares in an attempt to enhance the current return to such closed-end Fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Credit Default Swaps

Credit Default Swaps. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation (for credit default swaps on individual securities, such amount will be the notional amount of the CDS).

If the Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expect to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Adviser, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

6. Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities; or

7. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in any issuer for purposes of exercising control or management;

2. Invest in securities of other investment companies except as permitted under the 1940 Act;

3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund assets (defined as net assets plus the amount of any borrowing for investment purposes) are illiquid, the Fund’s investment adviser will reduce illiquid assets such that they do not represent more than 15% of Fund assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

4. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

5. Purchase any security when outstanding borrowings by the Fund represent more than 5% of its total assets.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Although Fundamental Investment Restriction #6 reserves for the Fund the ability to make loans, there is no present intent to loan money and additional disclosure will be provided if such a strategy is implemented in the future.

With respect to fundamental investment restriction #7, if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its holdings to assure conformity with fundamental investment restriction #7.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at https://toewsetfs.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Fund will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling 1-888-604-5506 or by writing to: Toews Agility Shares Dynamic Tactical Income ETF, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Brown Brothers Harriman & Co. Brown Brothers Harriman & Co. is custodian and transfer agent for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

RSM US LLP. RSM US LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing other audit, tax and related services to the Fund.

Thompson Hine LLP. Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual financial statements and SEC filings.

Counsel to the Independent Trustees. Counsel to the Independent Trustees and its personnel have access to the Fund’s portfolio holdings in connection with the Board’s review of the Fund’s annual and semi-annual financial statements and SEC filings.

Derivatives Risk Consultant: The Trust has engaged a derivatives risk consultant (“Consultant”) to consult with the Board, and the Adviser, regarding the effectiveness of derivatives risk management. The Consultant therefore may have access to the Fund’s portfolio holdings in order to provide such services to the Trust.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect The Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of six (6) individuals all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser, any investment adviser to any series of the Trust, or the Funds’ principal underwriter (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl and five (5) additional Independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by its shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in the financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the group of Funds managed by the Adviser (the “Fund Complex”) and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner, serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor holds PhD, Masters and Bachelors degrees in Accountancy, is a licensed Certified Public Accountant and has over 30 years of academic and professional experience in the accounting and auditing fields, all of which make him particularly qualified to chair the Trust’s Audit Committee. Dr. Taylor is the Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida and served a three-year term as President of the American Accounting Association (AAA) (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). Dr. Taylor previously served as AAA Vice President-Finance, and as President of the Auditing Section of the AAA. Dr. Taylor serves as a member of three other mutual fund boards within the Northern Lights Fund Complex. He served a three-year term on the AICPA’s Auditing Standards Board (2010-2012) and previously completed a fellowship in the Professional Practice Group of the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission. Dr. Taylor is a member of two research teams that have received grants from the Center for Audit Quality to study how accounting firms’ tone-at-the top messaging impacts audit performance and how auditors manage the process of auditing fair value measurements and other complex estimates in financial statements. Dr. Taylor has published extensively in leading academic accounting journals, has teaching interests in corporate governance and accounting policy as well as auditing and assurance services at the graduate and undergraduate levels, and possesses a strong understanding of the regulatory framework under which investment companies operate.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill Lynch”). Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other Trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Carlyle Tactical Private Credit Fund (since March 2018); Caryle Credit Income Fund (September 2023); Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021); Caryle Credit Income Fund (since July 2023); and iDirect Private Markets Fund (2014-2025).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit; TPG Private Markets Fund (since 2025); iDirect Multi-Strategy Fund, LLC (since 2025); Morgan Stanley Private Markets and Alternatives Fund (since 2025) Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (2010-2025); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Northern Lights Variable Trust (since 2011); and Alternative Strategies Fund (2012-2025).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007); and Alternative Strategies Fund (2010-2025).

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Client Strategies (since 2025); Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (2020-April 2025); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Director, Ultimus Fund Solutions, LLC (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, NLCS (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of July 31,2026 the Trust was comprised of 65 active funds managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter and will meet at least annually. During the past fiscal year, the Audit Committee held eleven meetings.

Compensation

As of January 1, 2025, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $51,250, allocated among each of the various portfolios comprising the Trust and Northern Lights Variable Trust (together, the “Trusts”), a separate registrant that shares a common board with the Trust, for his attendance at the regularly scheduled meetings of the Board, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. In addition to which, the Chairman of the Board receives a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Prior to January 1, 2025, each Trustee who was not affiliated with the Trusts or an investment adviser to any series of the Trusts received a quarterly fee of $50,000, allocated among each of the various portfolios comprising the Trusts. In addition to the quarterly fees and reimbursements, the Chairman of the Board previously received a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the applicable Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The table below details the amount of compensation the Trustees received from the Funds during the fiscal year ending April 30, 2026. Each Independent Trustee attended all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Toews Tactical Income Fund	Toews Hedged U.S. Fund	Toews Hedged U.S Opportunity Fund	Toews Unconstrained Income Fund	Toews Managed Risk Equity Fund
Anthony J. Hertl	$2,960	$2,960	$2,960	$2,960	$2,960
Gary Lanzen	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Taylor	$2,648	$2,648	$2,648	$2,648	$2,648
John V. Palancia	$2,493	$2,493	$2,493	$2,493	$2,493
Mark D. Gersten	$2,493	$2,493	$2,493	$2,493	$2,493
Mark Garbin	$2,493	$2,493	$2,493	$2,493	$2,493

Name and Position	Toews Agility Shares Dynamic Tactical Income ETF	Toews Agility Shares Managed Risk ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex* Paid to Trustees
Anthony J. Hertl	$2,960	$2,960	None	None	$20,720
Gary Lanzen	$2,493	$2,493	None	None	$17,451
Mark Taylor	$2,648	$2,648	None	None	$18,536
John V. Palancia	$2,493	$2,493	None	None	$17,451
Mark D. Gersten	$2,493	$2,493	None	None	$17,451
Mark Garbin	$2,493	$2,493	None	None	$17,451

*	The term “Fund Complex” includes series of the Northern Lights Fund Trust (“NLFT”) that are advised by the Adviser. There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitable among the series in the Trust.

Management and Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	None
Gary Lanzen	None	None
John V. Palancia	None	None
Mark Taylor	None	None
Mark D. Gersten	None	None
Mark Garbin	None	$50,001-$100,000

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of August 5, 2026, the following shareholders of record owned 5% or more of the outstanding shares of the Funds.

Name & Address	Shares	Percentage of Fund
Charles Schwab Attn: Mutual Funds 211 Main St San Francisco, CA 94105	3,479,305	85.38%
PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	365,824	8.98%

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Fund is Toews Corporation, located at 1750 Zion Road, Suite 201, Northfield, New Jersey 08225. The Adviser was founded by Phillip Toews in 1995. Phillip Toews is the sole shareholder of the Adviser.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the

Adviser. The Adviser shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was most recently approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on June 17-18, 2026.

The Fund pays an annual management fee (computed daily and payable monthly) of 0.85% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement. For the fiscal year ended April 30, 2024, the Fund incurred $277,517 in advisory fees and waived advisory fees in the amount of $144,888. For fiscal year ended April 30, 2025, the Fund incurred $279,678 in advisory fees and waived advisory fees in the amount of $151,472. For fiscal year ended April 30, 2026, the Fund incurred $514,094 in advisory fees and waived advisory fees in the amount of $140,475.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2027, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed to 0.95%; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the waiver or reimbursement) if such recoupment can be achieved. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended October 31, 2025.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the

Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement continued in effect for two (2) years initially and shall continue from year to year thereafter provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of The Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of The Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-855-604-5506 or sending an email to Fulfillment@ultimusfundsolutions.com; and (2) on or through the Fund’s website at https://toewsetfs.com; and (3) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-855-604-5506 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the FINRA. The offering of the Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from the Fund during the fiscal year ended April 30, 2024:

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
$0	$0	$0	*

*	The Distributor received $50,126 from the Adviser as compensation for its distribution services to the Fund.

The following table sets forth the total compensation received by the Distributor from the Fund during the fiscal year ended April 30, 2025:

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
$0	$0	$0	*

*	The Distributor received $56,706 from the Adviser as compensation for its distribution services to the Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF.

The following table sets forth the total compensation received by the Distributor from the Fund during the fiscal year ended April 30, 2026:

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
$0	$0	$0	*

*	The Distributor received $74,608 from the Adviser as compensation for its distribution services to the Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

Rule 12b-1 Plan

The Trust, with respect to the Fund, has adopted a Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plan. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’ average daily net assets during the preceding month and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

During the fiscal year ended April 30, 2024, the Fund paid $0 in distribution related fees pursuant to the Plan. These fees were allocated as follows:

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30,2024

Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$0
Payment to dealers	$0
Compensation to sales personnel	None
Other	$0
Total	$0

During the fiscal year ended April 30, 2025, the Fund paid $0 in distribution related fees pursuant to the Plan. These fees were allocated as follows:

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30, 2025

Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$0
Payment to dealers	$0
Compensation to sales personnel	None
Other	$0
Total	$0

During the fiscal year ended April 30, 2026, the Fund paid $0 in distribution related fees pursuant to the Plan. These fees were allocated as follows:

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30, 2026

Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$0
Payment to dealers	$0
Compensation to sales personnel	None
Other	$0
Total	$0

The Distributor is required to provide a written report, at least quarterly, to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

Randy Schroeder, Philip Toews, Jason Graffius and Charles Collins serve as the portfolio managers of the Fund. As of April 30, 2026, the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Mr. Schroeder
Registered Investment Companies	8	$980 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	237	$17.7 million	0	N/A
Mr. Toews
Registered Investment Companies	8	$980 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	237	$17.7 million	0	N/A
Mr. Graffius
Registered Investment Companies	8	$980 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	237	$17.7 million	0	N/A
Mr. Collins
Registered Investment Companies	8	$980 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	237	$17.7 million	0	N/A

Conflicts of Interest

As indicated in the table above, a portfolio manager may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio manager makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.

When allocating investments among client accounts, the portfolio manager has the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

Compensation

Mr. Toews earns a salary and profitability bonus from the Adviser, as 100% owner of the Adviser, he is compensated primarily out of the Adviser’s profits. Mr. Schroeder, Mr. Graffius and Mr. Collins each earn a salary and discretionary bonus from the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of April 30, 2026.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Randy Schroeder	$1-$10,000
Philip Toews	$10,001-$50,000
Jason Graffius	$0
Charles Collins	$0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the co-portfolio managers who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. For the fiscal year ended April 30, 2024, the Fund incurred $33,555 brokerage commissions. For the fiscal year ended April 30, 2025, the Fund incurred $57,645 in brokerage commissions. For the fiscal year ended April 30, 2026, the Fund incurred $72,523 in brokerage commissions.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. For the fiscal period ended April 30, 2025, the Fund’s portfolio turnover rate was 679%. For the fiscal period ended April 30, 2026, the Fund’s portfolio turnover rate was 414%.

The portfolio turnover rate for the Toews Agility Dynamic Tactical Income Fund reflected the Fund’s dynamic tactical strategy in managing high yield bond exposure throughout the 2024–2025 fiscal year. The Fund executed multiple partial and full reallocations into and out of high yield bond exchange-traded funds (ETFs) in response to evolving market conditions. Notable tactical entries and exits occurred in April, May, October, November, December 2024, and across the first quarter of 2025. These movements included staggered shifts, often conducted in halves, to manage risk exposure while maintaining flexibility in positioning. Additionally, the Fund transitioned from direct holdings in individual high yield bonds into high yield bond ETFs to streamline liquidity and enhance tactical responsiveness. These adjustments, aligned with the Fund’s investment approach, contributed to the fluctuations in portfolio turnover during the period.

The portfolio turnover rate for the Toews Agility Shares Dynamic Tactical Income Fund reflected the Fund’s dynamic tactical strategy in managing high yield bond exposure throughout the 2025–2026 fiscal year. The Fund executed multiple partial and full reallocations into and out of high yield bond exchange-traded funds (ETFs) in response to evolving market conditions. Notable tactical entries and exits occurred in October and November 2025, and across the first and second quarters of 2026. These movements included staggered shifts, often conducted in halves, to manage risk exposure while maintaining flexibility in positioning. The decrease in the portfolio turnover rate relative to the prior fiscal period reflected a lower frequency of tactical reallocations, as the Fund executed fewer discrete entry and exit movements compared to the 2024–2025 period. These adjustments, aligned with the Fund’s investment approach, contributed to the fluctuations in portfolio turnover during the period.

OTHER SERVICE PROVIDERS

Fund Administration

Ultimus Fund Solutions, LLC, (the “Administrator” of “UFS”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and is primarily in the business of providing administrative and fund accounting services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

UFS may recommend the engagement of certain service providers, such as trading subadvisors, securities lending agents and other service providers, to the Trust and advisers and subadvisers of Funds in the Trust. UFS may receive a referral or revenue sharing fee from such service providers in connection with such engagements. Any agreements between the Trust and such service providers are subject to the approval of the Trustees.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired UFS (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement is dated June 28, 2017. The Agreement will remain in effect for two years from the effective date of the agreement, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s

Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For administrative services rendered to the Fund under the Agreement, the Fund pays UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Agreement, the Fund pays UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pays UFS for any out-of-pocket expenses. For the fiscal year ended April 30, 2024, the Fund incurred $33,836 in administrative fees. For the fiscal year ended April 30, 2025, the Fund incurred $56,487 in administrative fees. For the fiscal year ended April 30, 2026, the Fund incurred $85,011 in administrative fees.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the fund accounting services rendered to the Fund under the Agreement, the Fund pays UFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pays UFS for any out-of-pocket expenses. For the fiscal year ended April 30, 2024, the Fund incurred $26,886 in accounting fees. For the fiscal year ended April 30, 2025, the Fund incurred $26,505 in accounting fees. For the fiscal year ended April 30, 2026, the Fund incurred $395 in accounting fees.

Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For the fiscal year ended April 30, 2024, the Fund incurred $10,403 in transfer agency fees. For the fiscal year ended April 30, 2025, the Fund incurred $10,801 in transfer agency fees. For the fiscal year ended April 30, 2026, the Fund incurred $10,601 in transfer agency fees

Custodian

BBH, located at 50 Post Office Square, Boston, MA 02110 (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee plus an annual asset based fee, which scales downward based upon net assets. The Fund also pays NLCS for any out-of-pocket expenses. For the fiscal year ended April 30, 2024, the Fund incurred $11,203 in compliance service fees. For the fiscal year ended April 30, 2025, the Fund incurred $10,067 in compliance service fees. For the fiscal year ended April 30, 2026, the Fund incurred $10,994 in compliance service fees.

Securities Lending Activities

Securities Finance Trust Company (“eSec”) serves as the Fund’s securities lending agent pursuant to a Securities Lending Authorization Agreement between eSec and the Trust on behalf of the Fund.

The dollar amounts of income and fees and compensation paid to the Fund and eSec related to the Fund’s respective securities lending activities during fiscal year ended April 30, 2026 were as follows:

Gross income from securities lending activities (including income from cash collateral reinvestment)	$0
Fees and/or compensation for securities lending activities and related services	0
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split*	0
Administrative fees not included in revenue split	0
Indemnification fees not included in revenue split	0
Rebate (paid to borrower)/Premium (paid to lender)	$0
Other fees not included in revenue split	0
Aggregate fees/compensation for securities lending activities	0
Net income from securities lending activities	$0

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “Net Asset Value,” the NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding (on a per-class basis) of the Fund. Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the New York Stock Exchange (“NYSE”) is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.00)%

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because certain of the underlying portfolio securities in which the Fund invests may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create

Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day.

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. A Fund’s determination shall be final and binding.

A Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+1, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. A Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, The Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At April 30, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,726,963	$903,449	$4,630,412	$0

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of The Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be able to pay a tax penalty on the portion of income that caused it to inadvertently violate Subchapter M or it will be treated as a corporation for federal income tax purposes. If treated as a corporation, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. Shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

A redemption of the Fund’s shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, a certain percentage of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a qualified electing fund (“QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether they receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected RSM US LLP located at 555 Seventeenth Street, Suite 1200 Denver, Colorado 80202, as its independent registered public accounting firm for the current fiscal period. The firm provides services including (i) audit of annual financial statements, and (ii) other audit, tax, and related services for the Fund.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report of the Fund for the fiscal year ended April 30, 2026. You can obtain a copy of the Annual Report without charge by calling the Funds at 1-888-604-5506.

Appendix A

PROXY VOTING POLICIES AND PROCEDURES OF TOEWS CORPORATION

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

Adviser, as a matter of policy and practice, has no authority to vote proxies on behalf of separate account advisory clients. The firm may offer assistance as to proxy matters upon a client’s request, but the client always retains the proxy voting responsibility. Adviser’s policy of having no proxy voting responsibility is disclosed to clients. Adviser will also ensure that custody arrangements with clients do not assign proxy voting authority to the Adviser.

As to each client that is a registered investment company, a Fund, Adviser employs “tactical” strategy by investing in a combination of securities in the companies and derivatives using technical analysis that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based indices. As a result of tactical moves, when a fund holds individual company securities, Adviser exercises the Fund’s proxy voting rights with regard to the companies in that Fund’s investment portfolio, but Adviser recognizes that the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations are challenging to implement from the tactical point of view.

In order to meet its fiduciary obligation to the Funds while employing the tactical strategy mandated by each Fund, Adviser has contracted with a third-party service provider Toews will vote in a manner that balances employing the tactical implementation and attempting to provide for greatest shareholder value using data driven guidelines derived from publicly disclosed voting records of fund families selected by assets under management. The adviser believes that in addition to fulfilling its fiduciary obligation, using the data driven guidelines developed by the unaffiliated third-party service provider provides not only a level of independence, but also eliminates any potential conflicts that might arise. Adviser has implemented a review process to oversee the proxies voted by a third-party service provider to ensure that all votes have met the data driven guidelines and to provide assurance of no potential conflicts.

Proxy and Mirror Voting for Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies. Section 12(d)(1)(A) states that a registered investment company may not invest in the securities of another investment company if the acquiring investment company owns more than 3% of the total outstanding voting securities of the acquired investment company; the acquiring investment company owns securities issued by the acquired investment company with an aggregate value greater than 5% of its total assets; or the acquiring investment company owns securities issued by the acquired investment company and all other investment companies having an aggregate value greater than 10% of the value of its total assets.

The provisions in section 12(d)(1)(A) do not apply if the purchase or acquisition is made pursuant to an arrangement or agreement with the issuer of, or principal underwriter of the acquired investment company whereby the acquiring investment company is required to either seek instructions from its shareholders with regard to the voting of all proxies with respect to the acquired investment company and to vote such proxies in accordance with shareholder instructions, or to vote the shares held by it in the same proportion as the vote of all shareholders of the acquiring investment company.

Responsibility

Separately Managed Accounts

The CCO has the responsibility for the implementation and monitoring of its proxy policy and to ensure that the firm does not accept or exercise any proxy voting authority on behalf of separate account advisory clients without an appropriate review and change of the firm’s policy with appropriate regulatory requirements being met and records maintained.

Registered Investment Companies

The CCO has the responsibility for the implementation and monitoring of its proxy policy and to ensure that the proxy voting using a third-party service provider is exercised as outlined in the firm’s policy.

Procedure

Separately Managed Accounts Proxy Voting Process

Adviser has adopted various procedures to implement the firm’s policy and conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly, and amended or updated, as appropriate, which include the following:

●	Adviser discloses its proxy voting policy of not having proxy voting authority in its Firm Brochure or other client information for separate account advisory clients;

●	Adviser’s advisory agreements and client custodial agreements provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority;

●	If Adviser’s new client information materials indicate that advisory clients retain proxy voting authority, then the advisory clients vote the proxies without Adviser’s involvement;

●	The CCO reviews the nature and extent of advisory services provided by the firm and monitors such services annually to determine and confirm that client proxies are not being voted by the firm or anyone within the firm for separate account advisory clients.

Registered Investment Company Fund Clients Proxy Voting Guidelines

Toews has contracted with a third-party service provider for a service (“Shareholder Value Template”, “SV Template”) that has extracted meeting proposals, categorized, and linked all voting records from the N-PX filings of certain fund families selected by assets under management. Each recorded vote by such fund family is categorized based on the proposal type. Toews will vote proxies based on the following rules:

●	If greater than 60% voted FOR the proposal, the SV Template reflects “FOR”;

●	If between 40-60% vote FOR on the proposal, the SV Template reflects “WITH MANAGEMENT”;

●	If less than 40% vote FOR the proposal, the SV Template reflects “AGAINST”;

●	With respect to proposals with detailed data points (e.g., Election of Directors, Ratification of Auditors, Proxy Access), guidelines will reflect the most common voting policies; and

●	With respect to a number of proposal types with limited voting information from the N-PX filing to reflect FOR or AGAINST, the SV Template will reflect With Management as a default.

●	With respect to the FOR percentage calculations, all “Not” votes shall be excluded.

The guidelines will reflect proposals categorized as Provide Right To Call Special Meetings to vote “FOR.”

The third-party service provider reviews the guidelines on a regular basis and new rules and categories are created from time to time, always using the logic described above. The guidelines only reflect the actual recorded voting behavior based on the logic described above.

Proxies for Other Investment Companies

Adviser serves as investment adviser to open-end investment companies established as open-end mutual funds and exchange traded funds (“ETFs”) under the Northern Lights Fund Trust (together “Fund Clients”). The Fund Clients are required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner.

Rule 12d1-4 treats all registered funds in a uniform manner. Each registered investment company client may act as an acquiring or acquired fund. To rely on Rule 12d1-4, a fund of funds arrangement must satisfy the following conditions:

●	Control and Voting: an acquired fund may not control an acquired fund. Accordingly, in most cases an acquiring fund and its advisory group may purchase up to 25% of an acquired fund’s outstanding shares. However, the 25% cap creates merely a presumption as to lack of control. In no circumstances may an acquiring fund and its advisory group exercise a controlling influence on the acquired fund’s management or policies, regardless of its level of share ownership.

●	An acquiring fund and its advisory group must use “mirror voting” if they, in the aggregate, own more than 25% of the outstanding voting securities of an acquired open-end fund due to a decrease in the outstanding securities of the acquired fund; or 10% of the outstanding voting securities of an acquired closed-end fund.

An acquiring fund and acquired fund that do not share an investment adviser must enter into a fund of funds investment agreement prior to the acquiring fund acquiring securities of the acquired fund in excess of the Section 12(d)(1) limits in reliance on Rule 12d1-4. Such an agreement must include the following:

●	Any material terms necessary for Adviser, underwriter, or depositor to have made the findings regarding the acquiring fund’s investment in the acquired fund;

●	A termination provision whereby either party can terminate the agreement with advance written notice within a period of no longer than 60 days; and

●	A provision whereby the acquired fund must provide the acquiring fund with fee and expense information to the extent reasonably requested.

The CCO is ultimately responsible for ensuring that all proxies received by Adviser for Registered Investment Companies are voted in a timely manner and in a manner consistent with Adviser’s established policies. Although the majority of proxy proposals can be handled in accordance with Adviser’s established proxy policies, Adviser recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures.

Form N-PX

Adviser is responsible for voting proxies for all portfolio securities of the Funds and keeping certain records relating to how the proxies were voted as required by the Advisers Act. Adviser and the Sub-Adviser shall provide a complete voting record for the Funds, as requested.

Annual Report of Proxy Voting Record

Form N-PX is used by Funds to file reports with the SEC containing the Fund’s proxy voting record for the most recent 12-month period ending June 30. The Form must be filed not later than August 31 of each year. The following information must be collected for the Trust separately for a Fund in order to complete and file Form N-PX:

1.	The name of the issuer of the Fund security;

2.	The exchange ticker symbol of the Fund security;

3.	The CUSIP number (may be omitted if not available through reasonably practicable means);

4.	The shareholder meeting date;

5.	A brief description of the matter voted on;

6.	Whether the matter was proposed by the issuer or the security holder;

7.	Whether the Fund cast its vote on the matter;

8.	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors)

9.	Whether the Fund cast its vote for or against management

10.	The Funds may invest in other mutual funds and ETFs, which have no requirement to have an annual meeting. Therefore, proxy votes on mutual funds and ETFs are rare.

Compliance Process

1.	Adviser shall complete a Form N-PX Report at the time Adviser votes proxies on behalf of a Fund.

2.	Adviser shall keep one copy of each completed Form N-PX Report and deliver a copy to the CCO.

3.	At least 30 days prior to August 31, the CCO shall review Adviser’ corporate action records to determine whether any proxy votes were cast on behalf of the Fund for which reports were not filed. If an unreported vote is discovered, the CCO shall contact Adviser for an explanation and documentation.

4.	The CCO shall compile all Form N-PX reports submitted for the 12-month period ended June 30 and complete Form N-PX.

5.	Completed Form N-PX shall be sent to the Administrator who shall file Form N-PX with the SEC.

Proxy Records

Adviser must retain five types of records relating to proxy voting:

●	Proxy voting policies and procedures;

●	Proxy statements received for client and fund securities;

●	Records of votes cast on behalf of clients and funds;

●	Records of written requests for proxy voting information and written responses from the adviser to either a written or oral request; and

●	Any documents prepared by the adviser that were material to making a proxy voting decision or that memorialized the basis for the decision.

Overseeing Proxy Voting Advisors

At least annually, Adviser monitors the services provided by the third-party service provider to evaluate whether it has the capacity and competency to adequately provide data driven guidelines derived from publicly disclosed voting records of fund families selected by assets under management. Monitoring may include some or all of the following:

●	Periodically sampling proxy votes to review compliance with its policies and procedures or specifically reviewing a sample of proxy votes that relate to certain proposals that may require additional analysis.

●	Consider the adequacy and quality of the third-party service provider’s policies and procedures regarding its ability to ensure that the data driven guidelines derived from publicly disclosed voting records of fund families are accurate.

●	Reviewing the timeliness of the research provided – this may entail reviewing how far in advance of proxy voting data is received before the meeting date and proxy voting cut-off date.

●	Reviewing the accuracy in applying the votes to the data driven guidelines. This may entail taking a sampling of shareholder votes and determining whether they were voted in accordance with the Adviser’s proxy voting guidelines.

●	Reviewing potential conflicts of interest – the third-party service provider’s conflicts of interest should be mitigated since the guidelines are derived from publicly disclosed voting records of fund families selected by assets under management. However, Adviser should track relationships of the third-party proxy advisory firm that may impose conflicts of interest and how the proxy advisory firm resolves them.

Adviser shall review, at least annually, the adequacy of these Proxy Voting policies and procedures.

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009, September 26, 2012 and June 25, 2019 previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,207, and hereby incorporated by reference.
(a)(2)	Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.
(b)	By-Laws, effective as of January 19, 2005, as amended December 14, 2009, March 23, 2016, November 9, 2021 and February 9, 2023 previously filed on April 25, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1425, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(d)(2)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference. Amended Investment Advisory Agreement to include The Biondo Focus Fund previously filed on January 14, 2010 to the Registrant’s Registration Statement in

Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, LLC, previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to EAS Crow Point Alternatives Fund and Crow Point Partners, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 883, and hereby incorporated by reference.

(d)(7)	Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to the Wade Tactical L/S Fund and Wade Financial Group, previously filed on November 28, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 436, and hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to the Toews Hedged Core Frontier Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Toews Hedged Core W Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund and Toews Hedged Core S Fund previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference. Amended Investment Advisory to include Toews Hedged Growth Allocation, Toews Unconstrained Income Fund and Toews Hedged Commodities Fund previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to the Leader Short Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between Montebello Partners, LLC and the Registrant, with respect to the GMG Defensive Beta Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Bond Asset Allocation Fund previously filed on July 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 94, and hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund and the Astor Active Income ETF Fund, previously filed on March 9, 2015 to the Registrant’s Registration Declaration in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between Equinox Fund Management, LLC and the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between Investment Partners Asset Management, Inc. and the Registrant, with respect to Investment Partners Opportunities Fund previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.
(d)(16)	Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to Princeton Futures Strategy Fund, filed previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.

(d)(17)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and 6800 Capital, LLC, with respect to the Princeton Futures Strategy Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Congress Asset Management Company, LLP, with respect to the Princeton Futures Strategy Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(19)	Investment Advisory Agreement between Chadwick & D’Amato, LLC and the Registrant, with respect to Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between 13D Management, LLC and the Registrant, with respect to 13D Activist Fund previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(d)(21)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternatives Fund and Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(23)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(24)	Investment Advisory Agreement between CWC Advisors, LLC and the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(25)	Investment Advisory Agreement between Traub Capital Management, LLC and the Registrant, with respect to The FX Strategy Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference.
(d)(26)	Investment Advisory Agreement between TransWestern Capital Advisors, LLC and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference. Amendment to the Investment Advisory Agreement between TransWestern Capital Advisors, LLC, and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 25, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 601, and hereby incorporated by reference.

(d)(27)	Investment Sub-Advisory Agreement between TransWestern Capital Advisors, LLC and Loomis, Sayles & Company, L.P., with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(d)(28)	Investment Advisory Agreement between Logan Circle Partners, L.P., and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between Beech Hill Advisors, Inc., and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.
(d)(30)	Investment Advisory Agreement between Clark Capital Management Group, Inc., and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(31)	Investment Advisory Agreement between Knollwood Investment Advisors, LLC, and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 226, and hereby incorporated by reference.
(d)(32)	Transfer and Assumption Agreement between Knollwood Investment Advisors, LLC, and Dearborn Capital Management, L.L.C., with respect to the Investment Advisory Agreement specific as to the Grant Park Managed Futures Strategy Fund previously filed on May 31, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 491, and hereby incorporated by reference.
(d)(33)	Investment Advisory Agreement between Risk Paradigm Group, LLC, and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(34)	Investment Advisory Agreement between Genesis Capital LLC, and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(35)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference. First Amendment to Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(36)	Investment Advisory Agreement between Giralda Advisors, LLC, and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.
(d)(37)	Investment Advisory Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(38)	Investment Advisory Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.

(d)(39)	Investment Advisory Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Values Convertible Fund and Patriot Fund previously filed on January 27, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 580, and hereby incorporated by reference.
(d)(40)	Investment Advisory Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.
(d)(41)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Doubleline Capital LP, with respect to Altegris Futures Evolution Strategy Fund previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(d)(42)	Investment Advisory Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(d)(43)	Investment Sub-Advisory Agreement between Risk Paradigm Group, LLC and F-Squared Institutional Advisors, LLC, with respect to RPG Emerging Market Sector Rotation Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(44)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(45)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Scotia Partners, LLC, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(46)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Harvest Capital Strategies, LLC, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(47)	Investment Advisory Agreement between Wright Fund Management, LLC and the Registrant, with respect to the Sierra Tactical Core Income Fund previously filed on December 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 343, and hereby incorporated by reference.
(d)(48)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(49)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Visium Asset Management LP, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(50)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.

(d)(51)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Sandalwood Securities, Inc., with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(52)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management, LP, with respect to the Sandalwood Opportunity Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(d)(53)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Acuity Capital Management, LLC, with respect to the Sandalwood Opportunity Fund previously filed on November 20, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 561, and hereby incorporated by reference.
(d)(54)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and MidOcean Credit Fund Management, L.P., with respect to the Sandalwood Opportunity Fund previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(d)(55)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Whippoorwill Capital Management LP, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(d)(56)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and RockView Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(57)	Investment Advisory Agreement between The Pacific Financial Group, LLC and the Registrant, with respect to the Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Faith & Values Based Conservative Fund and Pacific Financial Faith & Values Based Diversified Growth Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(58)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Hedged Income Fund previously filed on February 12, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 459, and hereby incorporated by reference.
(d)(59)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on May 1, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 485, and hereby incorporated by reference.
(d)(60)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Alpha Simplex Group, LLC, with respect to the CMG Global Equity Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(d)(61)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Tactical Fixed Income Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.

(d)(62)	Assignment and Consent between the Registrant, Emerald Asset Advisors, LLC and Crow Point Partners, LLC previously filed on March 7, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 469, and hereby incorporated by reference.
(d)(63)	Advisory Fee Waiver between Traub Capital Management, LLC. and the Registrant, with respect to The FX Strategy Fund previously filed on April 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 480, and hereby incorporated by reference.
(d)(64)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on May 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 488, and hereby incorporated by reference.
(d)(65)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(66)	Investment Sub-Advisory Agreement between Clark Capital Management Group, Inc. and Main Point Advisors, Inc., with respect to the Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(67)	Interim Investment Advisory Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d)(68)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to the Power Dividend Index Fund previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(69)	Advisory Fee Waiver Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on July 25, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 507, and hereby incorporated by reference.
(d)(70)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to the PSI Calendar Effects Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(71)	Investment Advisory Agreement between Dearborn Capital Management L.L.C. and the Registrant, with respect to the Grant Park Multi-Alternative Strategy Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(72)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to the Altegris/AACA Real Estate Long Short previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(73)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and American Assets Investment Management, LLC, with respect to Altegris/AACA Real Estate Long Short Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(74)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and J.P. Morgan Investment Management, Inc., with respect to Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund previously filed on October 28, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 551, and hereby incorporated by reference.

(d)(75)	Investment Advisory Agreement between Genesis Capital, LLC, with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(76)	Investment Sub-Advisory Agreement between Genesis Capital, LLC and Anchor Capital Management, Group, Inc., with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(77)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to the Giralda Risk-Managed Growth Fund previously filed on February 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 593, and hereby incorporated by reference.
(d)(78)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Sentry Managed Volatility Fund previously filed on February 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 591, and hereby incorporated by reference.
(d)(79)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Tactical Fixed Income Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference. Fifth Amendment to Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Tactical Fixed Income Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(d)(80)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Macro Alternative Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(81)	Investment Sub-Advisory Agreement between Dearborn Capital Management and EMC Capital Management, with respect to Grant Park Multi-Alternative Strategies Fund filed on January 26. 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1450 and hereby incorporated by reference.
(d)(82)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Chilton Investment Company, with respect to the Altegris Equity Long Short Fund previously filed on August 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 625, and hereby incorporated by reference.
(d)(83)	Investment Advisory Agreement between the Registrant and Leader Capital Corp., with respect to Leader Global Bond Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(84)	Investment Advisory Agreement between the Registrant and Genesis Capital LLC, with respect to Anchor Tactical Municipal Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(85)	Investment Sub-Advisory Agreement between Genesis Capital LLC and Anchor Capital Management Group, Inc., with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.

(d)(86)	Investment Advisory Agreement between the Registrant and Princeton Fund Advisors, LLC with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(87)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and AthenaInvest Advisors LLC, with respect to the Athena Behavioral Tactical Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(d)(88)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Tactical Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(89)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Global Equity Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(90)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Hedged Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(91)	Amendment to the Investment Advisory Agreement between Ascendant Advisors, LLC, and Registrant with respect to the Ascendant Deep Value Convertibles Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(92)	Amendment to the Investment Advisory Agreement between Genesis Capital LLC, and Registrant with respect to the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(93)	Amendment to the Investment Advisory Agreement between W.E. Donoghue & Co. Inc., and Registrant with respect to the Power Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(94)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(95)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 693, and hereby incorporated by reference.
(d)(96)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and MAST Capital Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(97)	Investment Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.

(d)(98)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on September 8, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 750, and hereby incorporated by reference.
(d)(99)	Investment Advisory Agreement between Dearborn Capital Management, LLC and Registrant with respect to Grant Park Absolute Return Fund and Grant Park Fixed Income Fund previously filed on April 30, 2015 to the Registrant’s Registration Statement and hereby incorporated by reference.
(d)(100)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Revolution Capital Management, LLC previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(d)(101)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management Company, LP, with respect to Deer Park Total Return Credit Fund previously filed on October 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(d)(102)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Middleton Dickinson Capital Management, LLC, with respect to Grant Park Fixed Income Fund previously filed on July 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 737, and hereby incorporated by reference.
(d)(103)	Advisory Fee Waiver Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Fixed Income Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(104)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AFES Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(105)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AGMS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(106)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AMFS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d) (107)	Amendment to the Investment Advisory Agreement between Dearborn Capital Management, Inc. and Registrant with respect to the Grant Park Managed Futures Strategy previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (108)	Amendment to the Investment Advisory Agreement between The Pacific Financial Group, LLC and Registrant with respect to the Pacific Financial Strategic Conservative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (109)	Amendment to the Investment Advisory Agreement between Genesis Capital, LLC and Registrant with respect to the Armor Alternative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.

(d) (110)	Amendment to the Investment Advisory Agreement between Giralda Advisors, LLC and Registrant with respect to the Giralda Risk Managed Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (111)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 791, and hereby incorporated by reference.
(d) (112)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(113)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Horse Cove Partners, LLC, with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(114)	Investment Advisory Agreement between W.E Donoghue & Co. Inc., and Power Momentum Index Fund previously filed on May 26, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 833, and hereby incorporated by reference.
(d)(115)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Convector Capital Management, LP with respect to the Altegris Equity Long Short Fund previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(d)(116)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Cramer Rosenthal McGlynn LLC with respect to the Altegris Equity Long Short Fund previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(d) (117)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Shelton Capital Management, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(118)	Investment Advisory Agreement between Altegris Advisors, L.L.C., and Altegris GSA Trend Strategy Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(119)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, and Princeton Long/Short Treasury Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(d)(120)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Centurion Investment Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(121)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(122)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and QMS Capital Management, LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.

(d)(123)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Three Rock Capital Management, Limited with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(124)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Millburn Corporation with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(125)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris GSA Trend Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(126)	Investment Advisory Agreement between AlphaCore Capital, and the Registrant with respect to the AlphaCore Absolute Fund previously filed on December 30, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 913, and hereby incorporated by reference.
(d)(127)	Investment Advisory Agreement between Leader Capital Corporation, and Leader Floating Rate Fund previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(d)(128)	Investment Sub-Advisory Agreement between Ascendant Advisors, LLC and AssetOne, LLC with respect to the Ascendant Tactical Yield Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 924, and hereby incorporated by reference.
(d)(129)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Crabel Capital Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(130)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and PhaseCapital LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(131)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Mauldin Solutions, LLC with respect to the CMG Mauldin Solutions Core Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(132)	Investment Advisory Agreement between AlphaCore Capital, LLC and AlphaCore Statistical Arbitrage Fund previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(d)(133)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(d)(134)	Investment Advisory Agreement between The Pacific Financial Group, LLC and RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund previously filed on September 15, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,008, and hereby incorporated by reference.

(d)(135)	Investment Advisory Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(d)(136)	Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference. Amendment to Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(d)(137)	Investment Advisory Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(d)(138)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris/AACA Opportunistic Real Estate Fund and Altegris/AACA Real Estate Income Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(139)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Opportunistic Real Estate Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(140)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Real Estate Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(141)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund is previously filed on January 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,158, and hereby incorporated by reference. Amendment to Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(142)	Investment Advisory Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Term Bond Fund previously filed on March 12, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,175, and hereby incorporated by reference.
(d)(143)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(144)	Investment Advisory Agreement between P/E Global LLC and The Global Rates Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.
(d)(145)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on September 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,215, and hereby incorporated by reference. Amendment to the Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(146)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund previously filed on August 28, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1435, and hereby incorporated by reference.
(d)(147)	Investment Advisory Agreement between The Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity ETF Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index focused Strategy Fund and PFG Tactical Income Strategy Fund previously filed on May 1, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,279, and hereby incorporated by reference.
(d)(148)	Investment Advisory Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,342, and hereby incorporated by reference.
(d)(149)	Investment Advisory Agreement between Wright Fund Management, LLC, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(d)(150)	Investment Advisory Agreement between AthenaInvest Advisors LLC and Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(151)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Altegris Futures Evolution Strategy Fund and Altegris/AACA Real Estate Opportunistic Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(152)	First Amendment to Investment Advisory Agreement between Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index Focused Strategy Fund, PFG Tactical Income Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund and PFG Invesco® Thematic ESG Strategy Fund previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No.1386.
(d)(153)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(d)(154)	Investment Advisory Agreement between the Registrant and Osterweis Capital Management, LLC, Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 24, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1406, and hereby incorporated by reference.
(d)(155)	Seventh Amendment to Investment Advisory Agreement between Registrant and CMG Capital Management Group with respect to CMG Mauldin Core Fund previously filed on November 1, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1408, and hereby incorporated by reference.
(d)(156)	Second Amendment to the Investment Advisory Agreement between Donoghue Forlines LLC and Registrant previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1416, and hereby incorporated by reference.
(d)(157)	Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.

(d)(158)	Third Amendment to the Investment Advisory Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(d)(159)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(d)(160)	Investment Advisory Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference.
(d)(161)	Sub Advisory Agreement between Ocean Park Asset Management, LLC and Exchange Traded Concepts, LLC with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference.
(d)(162)	First Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(d)(163)	Investment Advisory Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(164)	Sub Advisory Agreement between Dearborn Capital Management, LLC and EMC Capital Advisors, LLC with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(165)	Sub Advisory Agreement between Dearborn Capital Management, LLC and Richmond Quantitative Advisors, LLC with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(d)(166)	Investment Advisory Agreement between Toews Asset Management and the Registrant, with respect to Toews Agility Shares Hedged-Qs ETF and Toews Agility Shares Hedged Equal Weight ETF previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(d)(167)	Investment Advisory Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Tactical 30 ETF previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(d)(168)	Investment Advisory Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Innovation ETF to be filed by subsequent amendment.
(d)(169)	Interim Investment Advisory Agreement between Beacon Capital Management, Inc. and the Registrant, with respect to Astor Dynamic Allocation Fund and Astor Sector Allocation Fund previously filed on August 5, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1494 and hereby incorporated by reference.

(d)(170)	Investment Advisory Agreement between Winton Capital Management Limited and the Registrant, with respect to Winton Managed Futures Trend Fund previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC previously filed on October 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1502, and hereby incorporated by reference.
(e)(2)	Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amendment to Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to Leader Global Bond Fund, Leader Total Return Fund and Princeton Futures Strategy Fund previously filed on June 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 721, and hereby incorporated by reference.
(e)(3)	Underwriting Agreement between the Registrant and ALPS Distribution, Inc. with respect to 13D Activist Fund, previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(e)(4)	Underwriting Agreement between the Registrant and Ladenburg Thalmann & Co. Inc. with respect to Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund previously filed on January 23, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1446, and hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(g)(3)	Amended and Restated Global Custody Agreement between the Registrant and Union Bank, N.A., previously filed on November 13, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1312, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(g)(5)	Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.
(g)(6)	Custody Agreement between the Registrant and U.S. Bank National Association previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(g)(7)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 2, 2020, previously filed on November 21, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1473, and hereby incorporated by reference.
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, dated June 22, 2011, previously filed on September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 535, and hereby incorporated by reference.

(h)(2)	Amended Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Fund and Critical Math Advisors LLC previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(3)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 605, and hereby incorporated by reference.
(h)(4)	Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Faith & Values Based Moderate Fund was previously filed on August 26, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 628, and hereby incorporated by reference.
(h)(5)	Revised Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(h)(6)	Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(h)(7)	Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(h)(8)	Expense Limitation Agreement between the Registrant, with respect to the Wade Tactical Long/Short Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(h)(9)	Revised Expense Limitation Agreement between Toews Corporation and Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Tactical Defensive Alpha Fund, Toews Unconstrained Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1309, and hereby incorporated by reference.
(h)(10)	Expense Limitation Agreement between the Registrant, with respect to Leader Short-Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(h)(11)	Expense Limitation Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc. previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference. Expense Limitation Agreement between the Registrant, with respect to the CMG SR Tactical Bond Fund and CMG Capital Management Group, Inc. as last updated on June 17, 2013 previously filed on June 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 496, and hereby incorporated by reference.

(h)(12)	Expense Limitation Agreement between the Registrant, with respect to the GMG Defensive Beta Fund and Montebello Partners, LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(h)(13)	Revised Expense Limitation Agreement between the Registrant, with respect to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and Astor Investment Management, LLC previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund and Equinox Fund Management, LLC previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Investment Partners Opportunities Fund and Investment Partners Asset Management, Inc. previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 606, and hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to Princeton Futures Strategy Fund and Princeton Fund Advisors, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to Leader Total Return Fund and Leader Capital Corp. previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant and Altegris Advisors, L.L.C., with respect to Altegris Managed Futures Strategy Fund and Altegris Advisors, L.L.C. previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, Power Global Tactical Allocation/JAForlines Fund and W.E. Donoghue & Co., Inc. previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(h)(20)	Revised Expense Limitation Agreement between the Registrant, with respect to PSI All Asset Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on October 25, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1233, and hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(22)	Amended Expense Limitation Agreement between the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between Logan Circle Partners, L.P. and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(24)	Amended Expense Limitation Agreement between Bee previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.

(h)(25)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1392, and hereby incorporated by reference.
(h)(26)	Amended Expense Limitation Agreement between Dearborn Capital Management, L.L.C. and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(h)(27)	Amended Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Multi-Alternative Strategies Fund previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post- Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(28)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(29)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Macro Strategy Fund and Altegris Equity Long Short Fund previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(30)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(31)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(32)	Expense Limitation Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(h)(33)	Expense Limitation Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(34)	Expense Limitation Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Value Convertibles Fund and Patriot Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(35)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Futures Evolution Strategy Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.

(h)(36)	Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(h)(37)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Equity Strategy Fund, CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(38)	Expense Limitation Agreement between Wright Fund Management and the Registrant, with respect to the Tactical Core Income Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(39)	Revised Expense Limitation Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle Energy Infrastructure Fund previously filed on August 25, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1547 and hereby incorporated by reference.
(h)(40)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and the Registrant with respect to the Sandalwood Opportunity Fund previously filed on January 28, 2014 to the Registrant’s Registration Statement in Amendment No. 586, and hereby incorporated by reference.
(h)(41)	Expense Limitation Agreement between Altegris Advisors, L.L.C., and the Registrant with respect to the Altegris Fixed Income Long Short Fund and Altegris Multi-Strategy Alternative Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(42)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on April 22, 2016 to the Registrant’s Registration Statement in Amendment No. 815, and hereby incorporated by reference.
(h)(43)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(44)	Interim Expense Limitation Agreement between Probabilities Fund Management, LLC and the Registrant with respect to the Probabilities Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(45)	Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant with respect to the Altegris/AACA Real Estate Long Short Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(46)	Expense Limitation Agreement between Genesis Capital, LLC and the Registrant with respect to the Anchor Alternative Income Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(47)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant with respect to the Giralda Risk-Managed Growth Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.

(h)(48)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Sentry Managed Volatility Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(49)

Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on October 3, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 876, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on November 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1410, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1417, and hereby incorporated by reference.

(h)(50)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Tactical Fixed Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(51)	Expense Limitation Agreement between Leader Capital Corp. and the Registrant with respect to the Leader Global Bond Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(h)(52)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(53)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and the Registrant with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(54)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Absolute Return and Grant Park Fixed Income previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(h)(55)	Revised Expense Limitation Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1308, and hereby incorporated by reference.
(h)(56)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(57)	Consulting Agreement between Northern Lights Compliance Services, LLC and Registrant previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.

(h)(58)	Expense Limitation Agreement between Probabilities Fund Management and Registrant with respect to the Probabilities Fund is previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(h)(59)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Premium Fund previously filed on January 25, 2021to the Registrant’s Registration Statement in Post Effective Amendment No. 1322, and hereby incorporated by reference.
(h)(60)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris Multi-Strategy Alternative Fund is previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(h)(61)	Amended Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Futures Strategy Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(h)(62)	Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(h)(63)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(h)(64)	Expense Limitation Agreement between Toews Corporation and Registrant with respect to the Toews Tactical Defensive Alpha Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(h)(65)	Expense Limitation Agreement between AlphaCore Absolute, LLC, and Registrant with respect to AlphaCore Absolute Return Fund, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 885, and hereby incorporated by reference.
(h)(69)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and Registrant with respect to Princeton Long/Short Treasury Fund, previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(70)	Expense Limitation Agreement between Leader Capital Corporation, and Registrant with respect to Leader Floating Rate Fund, previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(h)(71)	Expense Limitation Agreement between AlphaCore Capital, LLC, and Registrant with respect to AlphaCore Statistical Arbitrage Fund, previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(h)(72)	Expense Limitation Agreement between W.E. Donoghue & CO., LLC, and Registrant with respect to Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund, previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(h)(73)	Expense Limitation Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.

(h)(74)	Expense Limitation Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference.
(h)(75)	Expense Limitation Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(h)(76)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris/AACA Real Estate Income Fund previously filed on April 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,177, and hereby incorporated by reference.
(h)(77)	Form of Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(h)(78)	Expense Limitation Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Bond Fund previously filed on March 14, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,178, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc and Registrant with respect to the Navigator Ultra Short Bond Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1390, and hereby incorporated by reference.
(h)(79)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(80)	Expense Limitation Agreement between P/E Global, LLC and The Global Rates Fund previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(h)(81)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,206, and hereby incorporated by reference.
(h)(82)	Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund LLC previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,230, and hereby incorporated by reference.
(h)(83)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund previously filed on April 10, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1453, and hereby incorporated by reference
(h)(84)	Second Amendment to the ETF Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 26, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,310, and hereby incorporated by reference.
(h)(85)	Third Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 27, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,311, and hereby incorporated by reference.
(h)(86)	Expense Limitation Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 28, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,346, and hereby incorporated by reference.

(h)(87)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.
(h)(88)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(h)(89)	Expense Limitation Agreement between AthenaInvest Advisors LLC and Registrant with respect to Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(h)(90)	Fund of Funds Investment Agreement between The RBB Fund, Inc., Wright Fund Management, LLC and the Registrant with respect to Sierra Tactical All Asset Fund and Sierra Tactical Core Income Fund previously filed on June 4, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,360, and hereby incorporated by reference.
(h)(91)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund and CMG Tactical Bond Fund previously filed on July 30, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,364, and hereby incorporated by reference.
(h)(92)	Fund of Funds Investment Agreement between Blackrock ETF Trust, Blackrock ETF Trust II and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(93)	Fund of Funds Investment Agreement between Direxion Shares ETF Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(94)	Form of Fund of Funds Investment Agreement between Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(95)	Form of Fund of Funds Investment Agreement between Direxion Funds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(96)

Fund of Funds Investment Agreement between Invesco Exchange-Traded Fund Trust,

Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,

Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.

(h)(97)	Fund of Funds Investment Agreement between Krane Shares Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.
(h)(98)	Fund of Funds Investment Agreement between ProFunds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.

(h)(99)	Fund of Funds Investment Agreement between ProShares Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(100)	Fund of Funds Investment Agreement between Schwab Strategic Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(101)	Fund of Funds Investment Agreement between The Select Sector SPDR Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(102)	Fund of Funds Investment Agreement between SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(103)	Fund of Funds Investment Agreement between SPDR S&P 500 ETF Trust, SPDR Dow Jones Industrial Average ETF Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(104)	Fund of Funds Investment Agreement between Vanguard Fund and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(105)	Fund Services Agreement between Ultimus Fund Solutions, LLC and the Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(106)	ETF Fund Services Agreement between Ultimus Fund Solutions, LLC and Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(107)	Revised Expense Limitation Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1389, and hereby incorporated by reference.
(h)(108)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and Registrant with respect to Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1393, and hereby incorporated by reference.
(h)(109)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(h)(110)	Expense Limitation Agreement between Osterweis Capital Management, LLC and Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 25 2022 to the Registrant’s Registration in Post-Effective Amendment No. 1407, and hereby incorporated by reference.
(h)(111)

Operating Expense Limitation Agreement between Registrant on behalf of PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Equity ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Thematic ESG Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Tactical Income Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund and Pacific Financial Group, LLC previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1418, and hereby incorporated by reference.

(h)(112)	Expense Limitation Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(h)(113)	First Amendment to Administrative Services Agreement between Pacific Financial Group, LLC and the Registrant with respect to all PFG Funds previously filed on February 5, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1451, and hereby incorporated by reference.
(h)(114)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(h)(115)	Expense Limitation Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(h)(116)	Administrative Services Agreement between Pacific Financial Group, LLC and the Registrant with respect to all PFG Funds previously filed on June 26, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1462, and hereby incorporated by reference.
(h)(117)	Expense Limitation Agreement between Princeton Fund Advisers, LLC and the Registrant, with respect to Deer Park Total Return Credit Fund previously filed on July 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1464, and hereby incorporated by reference.
(h)(118)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Dynamic Allocation Fund previously filed on December 16, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1475, and hereby incorporated by reference.
(h)(119)	Expense Limitation Agreement between Toews Corporation and the Registrant, with respect to Toews Agility Shares Hedged Equal Weight ETF and Toews Agility Shares Hedged-Qs ETF previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(h)(120)	Expense Limitation Agreement between Donoghue Forlines LLC and the Registrant, with respect to DF Innovation ETF to be filed by subsequent amendment.
(h)(121)	Expense Limitation Agreement between Winton Capital Management Limited and the Registrant, with respect to Winton Managed Futures Trend Fund previously filed on November 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1509 and hereby incorporated by reference.
(i)(1)	Legal Opinion previously filed on January 26, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1518 and hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.

(j)(1)	Consent of Independent Auditor is filed herewith.
(j)(2)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Mark D. Gersten, Mark Garbin and Kevin Wolf previously filed on August 2, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1494 and hereby incorporated by reference.
(j)(3)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Andrew Rogers, Mark Garbin and Mark D. Gersten with respect to AMA Fund Ltd. previously filed on April 17, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 599, and hereby incorporated by reference.
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Master Distribution Shareholder Servicing Plan for Class A Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(2)	Master Distribution Shareholder Servicing Plan for Class A1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(3)	Master Distribution Shareholder Servicing Plan for Class C Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(4)	Master Distribution Shareholder Servicing Plan for Class I Shares previously filed on August 26, 2025, to the Registrant’s Registration Statement in Post-Effective Amendment No. 1499 and hereby incorporated by reference.
(m)(5)	Master Distribution Shareholder Servicing Plan for Class I1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(6)	Master Distribution Shareholder Servicing Plan for Class N Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(7)	Master Distribution Shareholder Servicing Plan for Class O Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(8)	Master Distribution Shareholder Servicing Plan for Class R Shares previously filed on August 26, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1499 and hereby incorporated by reference.
(m)(9)	Master Distribution Shareholder Servicing Plan for Class R-1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(10)	Master Distribution Shareholder Servicing Plan for Class R-2 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(11)	Master Distribution Shareholder Servicing Plan for Class W Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(12)	Master Distribution Shareholder Servicing Plan for Class Y Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(13)	Master Distribution Shareholder Servicing Plan for Institutional Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.

(m)(14)	Revised Master Distribution Shareholder Servicing Plan for Investor Class Shares previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,231, and hereby incorporated by reference.
(m)(15)	Master Distribution Shareholder Servicing Plan for Manager Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(16)	Master Distribution Shareholder Servicing Plan for Non-designated Class Shares previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(m)(17)	Master Distribution Shareholder Servicing Plan for Retail Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(18)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. with respect to The 13D Activist Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(m)(19)	Master Distribution Shareholder Servicing Plan for Class T Shares previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(m)(20)	Master ETF Distribution Agreement previously filed on October 24, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1502, and hereby incorporated by reference.
(n)	Rule 18f-3 Plan to add PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund previously filed on August 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1468, and hereby incorporated by reference.
(n)(1)	Revised Rule 18f-3 Plan to add Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(n)(2)	Form of Revised Rule 18f-3 Plan to add PFG Fidelity Institutional AM® Bond ESG Strategy, PFG Janus Henderson® Balanced Strategy, and PFG Invesco® Thematic Equity ESG Strategy previously filed on October 6, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,375, and hereby incorporated by reference.
(n)(3)	Rule 18f-3 Plan to add BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF previously filed on July 1, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1463, and hereby incorporated by reference..
(n)(4)	Rule 18f-3 Plan to add Grant Park Dynamic Allocation Fund, previously filed on January 23, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1477, and hereby incorporated by reference.
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC, previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(p)(2)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Biondo Investment Advisors, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(6)	Code of Ethics of The Pacific Financial Group, LLC previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(p)(7)	Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.
(p)(8)	Code of Ethics of Crow Point Partners, LLC, previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(9)	Code of Ethics of Kerns Capital Management, Inc. previously filed on October 12, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,128, and hereby incorporated by reference.
(p)(10)	Code of Ethics of Equinox Fund Management, LLC previously filed on September 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,126, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(12)	Code of Ethics of Toews Corporation previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(13)	Code of Ethics of Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(p)(14)	Code of Ethics of CMG Capital Management Group, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(15)	Code of Ethics of Traub Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(16)	Code of Ethics of Bandon Capital Management, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(17)	Code of Ethics of Scotia Partners, Ltd. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(18)	Code of Ethics of Summit Portfolios Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(19)	Code of Ethics of Montebello Partners, LLC previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.
(p)(20)	Code of Ethics of BTS Asset Management, LLC previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.
(p)(21)	Code of Ethics of National Asset Management, Inc., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.

(p)(22)	Code of Ethics of Investment Partners Asset Management, Inc. previously filed on October 2, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.
(p)(23)	Code of Ethics of Princeton Fund Advisors, LLC previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(p)(24)	Code of Ethics of 6800 Capital, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(25)	Code of Ethics of Congress Asset Management Company, LLP previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(26)	Code of Ethics of Chadwick & D’Amato, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(27)	Code of Ethics of 13D Management, LLC previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.
(p)(28)	Code of Ethics of Altegris Advisors, L.L.C. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(29)	Code of Ethics of W.E. Donoghue & Co., Inc. previously filed on October 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,129, and hereby incorporated by reference.
(p)(30)	Code of Ethics of Portfolio Strategies, Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(31)	Code of Ethics of CWC Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(32)	Code of Ethics of TransWestern Capital Advisors, LLC previously filed on October 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1130, and hereby incorporated by reference.
(p)(33)	Code of Ethics of Loomis, Sayles & Company, L.P., previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference. Amended Code of Ethics of Loomis, Sayles & Company, L.P. previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1391, and hereby incorporated by reference.
(p)(34)	Code of Ethics of Beech Hill Advisors, Inc. previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(35)	Code of Ethics of Clark Capital Management Group, Inc. previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(p)(36)	Code of Ethics of Dearborn Capital Management, L.L.C., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(37)	Code of Ethics of Risk Paradigm Group, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(p)(38)	Code of Ethics of Genesis Capital, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(39)	Code of Ethics of CWM, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(40)	Code of Ethics of Zeo Capital Advisors, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(41)	Code of Ethics of Giralda Advisors, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(42)	Code of Ethics of Van Hulzen Asset Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(43)	Code of Ethics of Ascendant Advisors, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(44)	Code of Ethics of Winch Advisory Services, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(45)	Code of Ethics of Absolute Private Wealth Management, LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(46)	Code of Ethics of Horizon Cash Management LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(47)	Code of Ethics of DoubleLine Capital LP was previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(p)(48)	Code of Ethics of Eagle Global Advisors, LLC previously filed on June 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 386, and hereby incorporated by reference.
(p)(49)	Code of Ethics of Sandalwood Securities, Inc. previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(50)	Code of Ethics of RockView Management, LLC previously filed on December 18, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 445, and hereby incorporated by reference.
(p)(51)	Code of Ethics of Alpha Simplex Group, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(52)	Code of Ethics of Probabilities Fund Management, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(53)	Code of Ethics of American Assets Investment Management, LLC previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.

(p)(54)	Code of Ethics of Anchor Capital Management Group, Inc. previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(p)(55)	Code of Ethics of AthenaInvest Advisors LLC previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(p)(56)	Code of Ethics of Ladenburg Thalmann Asset Management, Inc. previously filed on June 26, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 725, and hereby incorporated by reference.
(p)(57)	Code of Ethics of Deer Park Road Management, previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference.
(p)(58)	Code of Ethics of Whippoorwill Capital Management LP previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(p)(59)	Code of Ethics of Main Point Advisers, Inc. previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(p)(60)	Code of Ethics of Asset One, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(61)	Code of Ethics of Coe Capital Management, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(62)	Code of Ethics of Harvest Capital Strategies, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(63)	Code of Ethics of Critical Math Advisors, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(64)	Code of Ethics of Mariner Holdings, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(65)	Code of Ethics of Horse Cove Partners, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(66)	Code of Ethics of MAST Capital Management, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(67)	Code of Ethics of Chilton Investment Company, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(68)	Code of Ethics of Convector Capital Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(69)	Code of Ethics of Visium Asset Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(70)	Code of Ethics of Middleton Dickinson Capital Management, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.

(p)(71)	Code of Ethics of Cramer Rosenthal McGlynn LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(72)	Code of Ethics of Astor Investment Management, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(p)(73)	Code of Ethics of AlphaCore, LLC is previously filed on August 21, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,112, and hereby incorporated by reference.
(p)(74)	Code of Ethics of Clinton Retail Investment Management LLC previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(p)(75)	Code of Ethics of GSA Capital Partners LLP previously filed on August 17, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,111, and hereby incorporated by reference.
(p)(76)	Code of Ethics of P/E Global LLC is previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.
(p)(77)	Code of Ethics of Winton Capital Management Limited is previously filed on March 6th, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1533, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such

Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Foreside Distribution Services, L.P. (Foreside), its several officers and directors, and any person who controls Foreside within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Foreside, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide Foreside with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold ALPS Distributors, Inc. (ALPS), its several officers and directors, and any person who controls ALPS within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which

ALPS, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide ALPS with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreement and ETF Fund Services Agreement with Ultimus Fund Services (UFS) provides that the Registrant agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Biondo Investment Advisors, LLC, the Adviser to The Biondo Focus Fund- File No. 801 - 62775

Changing Parameters, LLC, the Adviser to Changing Parameters Fund — File No. 801-63495

The Pacific Financial Group, LLC, the Adviser to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund,

PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund File No. 801 - 18151

Ocean Park Asset Management, LLC, the Adviser of Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF – File No. 801- 68554

Toews Corporation, the Adviser of the Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Agility Shares Hedged Risk ETF and Toews Agility Shares Hedged Nasdaq-100 ETF – File No. 801- 47765

BTS Asset Management, Inc., the Adviser of the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund – File No.801-14895.

13D Management, LLC, the Adviser of 13D Activist Fund – File No. 801-71577.

Donoghue Forlines LLC, the Adviser of DF Tactical Income Fund, DF Tactical Dividend Fund, DF Tactical Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Fund, DF Tactical 30 ETF and DF Innovation ETF – File No. 801-27959.

Transwestern Capital Advisors, LLC, the Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-67113.

Loomis, Sayles & Company, L.P., the Sub-Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-170.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Pramila Agrawal Portfolio Manager, Head of Custom Income Strategies and Director	None.	None.
Kevin P. Charleston Chairman, Chief Executive Officer, President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Representative of Loomis Sayles as a corporate Director
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and President
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director, Chairman and President (2020 - 2022)
	Loomis Sayles (Netherlands) B.V. Stadsplateau 7, Utrecht, Netherlands 3521 AZ	Managing Director
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Chairman of the Supervisory Board (2022 – 2024)
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Matthew J. Eagan Head of and Portfolio Manager, Full Discretion, and Director	None.	None.
Daniel J. Fuss Vice Chairman and Director	None.	None.
John R. Gidman Chief Operating Officer and Director	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Chief Executive Officer (2020 - 2022)
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
David L. Giunta Director	Natixis Investment Managers, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer, US; Member of the Board of Managers
	Natixis Advisors, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Member of the Board of Managers
	Natixis Distribution, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Member of the Board of Managers
	AEW Capital Management, Inc. Two Seaport Lane, Boston, MA 02210	Director
	Gateway Investment Advisers, LLC 312 Walnut Street, Cincinnati, OH 45202	Member of the Board of Managers

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Harris Associates, Inc. 111 South Wacker Drive, Suite 4600, Chicago IL 60606	Director
	Vaughan Nelson Investment Management, Inc. 600 Travis Street, Suite 3800 Houston, TX 77002	Director
	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee and Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Aziz V. Hamzaogullari Chief Investment Officer, Growth Equity Strategies, Portfolio Manager and Director	None.	None.
Maurice Leger Head of Global Distribution and Director	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager
	Loomis Sayles Distributors, L.P. One Financial Center, Boston, MA 02111	President
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
Richard G. Raczkowski Co-Head and Portfolio Manager, Relative Return, and Director	None.	None.
Rebecca O’Brien Radford General Counsel, Secretary and Director (1/1/23 to present); Deputy General Counsel (2021 to 2023)	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	General Counsel and Secretary

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Secretary
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Secretary (2020 - 2022)
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and General Counsel
Philippe Setbon Director	Natixis Investment Managers 59, avenue Pierre Mendès-France, CS 41432, 75648 Paris cedex, France	Chief Executive Officer (Directeur général) (2023 – present)
	Natixis 7 Promenade Germaine Sablon, 75013 Paris, France	Member of Senior Management Committee (2023 – present)
	Ostrum Asset management 42 avenue Pierre Mendès-France, 75013 Paris, France	Chief Executive Officer (Directeur général) (2019 – 2023)
	Natixis TradEx Solutions 59 avenue Pierre Mendès-France, 75013 Paris, France	Director (2020 – 2024)
	Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606	Director (2024 – present)
	AEW Europe SA 43 avenue Pierre Mendès-France 75013 Paris, France	Chair of the Board of Directors (Président du conseil d’administration) (2024 – present)
	DNCA Finance 19 place Vendôme 75001 Paris, France	Chair of Supervisory Board (Président du comité de surveillance) (2024 – present)
	AEW Capital Management, L.P. Two Seaport Lane, Boston Massachusetts 02210	Director (Jan. 2024 – present)
Susan L. Sieker Chief Financial Officer and Director	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Chief Financial Officer
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
David L. Waldman Chief Investment Officer and Director	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member (2022 – 2024)

Clark Capital Management Group Inc., the Adviser of the Navigator Tactical Fixed Income Fund, Navigator Ultra Short Bond Fund, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond – File No. 801-28445.

Dearborn Capital Management, LLC, the Adviser of the Grant Park Multi-Alternative Strategies Fund and Grant Park Dynamic Allocation Fund – File No. 801-72068.

Princeton Fund Advisors, LLC, the Co-Advisor of Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund – File No. 801-72525.

Eagle Global Advisors, LLC, the Co-Advisor of Eagle Energy Infrastructure Fund, formerly, Eagle MLP Strategy Fund – File No. 801-53294.

Deer Park Road Management, LP, Sub-Adviser of Deer Park Total Return Credit Fund – File No. 801-74577

Ladenburg Thalmann Asset Management, Inc., the Adviser of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund – File No. 801-54909.

Winton Capital Management Limited, the Adviser of Winton Managed Futures Trend Fund – File No. 801-73223

ITEM 32.

PRINCIPAL UNDERWRITER

(a)	Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, CIM Real Assets & Credit Fund, Princeton Everest Fund, The Saratoga Advantage Trust, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, Valued Advisers Trust, Zacks Trust.

Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust
7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
15.	Center Coast MLP & Infrastructure Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
17.	Context Capital Funds
18.	CornerCap Group of Funds
19.	Davis Fundamental ETF Trust
20.	Direxion Shares ETF Trust
21.	Eaton Vance NextShares Trust
22.	Eaton Vance NextShares Trust II
23.	EIP Investment Trust
24.	Elkhorn ETF Trust
25.	EntrepreneurShares Series Trust
26.	Evanston Alternative Opportunities Fund
27.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
28.	FEG Absolute Access Fund I LLC
29.	Fiera Capital Series Trust
30.	FlexShares Trust
31.	Forum Funds
32.	Forum Funds II
33.	FQF Trust
34.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
35.	GraniteShares ETF Trust
36.	Guinness Atkinson Funds
37.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
38.	Infinity Core Alternative Fund
39.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
40.	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
41.	Ironwood Institutional Multi-Strategy Fund LLC
42.	Ironwood Multi-Strategy Fund LLC
43.	John Hancock Exchange-Traded Fund Trust
44.	Manor Investment Funds
45.	Miller/Howard Funds Trust
46.	Miller/Howard High Income Equity Fund
47.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
48.	MProved Systematic Long-Short Fund, Series Portfolios Trust
49.	Mproved Systematic Merger Arbitrage Fund, Series Portfolios Trust
50.	Mproved Systematic Multi-Strategy Fund, Series Portfolios Trust
51.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions

52.	OSI ETF Trust
53.	Palmer Square Opportunistic Income Fund
54.	Partners Group Private Income Opportunities, LLC
55.	PENN Capital Funds Trust
56.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
57.	Pine Grove Alternative Institutional Fund
58.	Plan Investment Fund, Inc.
59.	PMC Funds, Series of Trust for Professional Managers
60.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
61.	Quaker Investment Trust
62.	Ranger Funds Investment Trust
63.	Renaissance Capital Greenwich Funds
64.	RMB Investors Trust (f/k/a Burnham Investors Trust)
65.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
66.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
67.	Salient MF Trust
68.	SharesPost 100 Fund
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Steben Select Multi-Strategy Fund
72.	Strategy Shares
73.	The 504 Fund (f/k/a The Pennant 504 Fund)
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	TIFF Investment Program
80.	Transamerica ETF Trust
81.	U.S. Global Investors Funds
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	Vivaldi Opportunities Fund
97.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
98.	Wintergreen Fund, Inc.
99.	WisdomTree Trust
100.	WST Investment Trust

ALPS Distributors, Inc. acts as the distributor for the 13D Activist Fund, a series of the Trust and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
David James	Board of Managers	None
Stephen Preston	Chief Compliance Officer, and AML Compliance Officer	None
Greg Evans	Financial Operations Principal Officer	None
William J. Strait	Board of Managers, Secretary, and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

(c) Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Foreside Distribution Services, LP is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The following are the Officers of the Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ALPS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to Changing Parameters Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund Navigator Ultra Short Bond Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson®Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund pursuant to a Custody Agreement between BONY and the Trust.

U.S. Bank, National Association, 60 Livingston Avenue, St. Paul, Minnesota 55107 (“USB”), provides custodian services to the Biondo Focus Fund, Princeton Premium Fund, DF Tactical Income Fund, DF Dividend Fund, DF Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Fund, DF Tactical 30 ETF, TransWestern Institutional Short Duration Government Bond Fund, 13D Activist Fund, Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, BTS Tactical Fixed Income Fund, Astor Dynamic Allocation Fund, Astor Sector Rotation Fund, Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund, BTS Managed Income Fund, Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Princeton Adaptive Premium Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Tactical Core Growth Fund, BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, Ocean Park High Income ETF, Grant Park Dynamic Allocation Fund, DF Innovation ETF and Winton Managed Futures Trend Fund pursuant to a Custody Agreement between USB and the Trust.

Fifth Third Bank (“Fifth Third”), 38 Fountain Square Plaza Cincinnati, Ohio 45263, provides custodian services to Toews Tactical Income Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Nasdaq-100 ETF and Toews Agility Shares Hedged Equal Weight ETF pursuant to a Custody Agreement between Fifth Third and the Trust.

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, provides custodian and transfer agency services to Toews Agility Shares Dynamic Tactical Income ETF,

Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Equal Weight ETF and Toews Agility Shares Hedged Nasdaq-100 ETF pursuant to a Custody Agreement between BBH and the Trust.

Ultimus Fund Services, LLC (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska  68022-3474, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, serves as principal underwriter for all series of Northern Lights Fund Trust, 13D Activist Fund, TransWestern Institutional Short Duration Government Bond Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

ALPS Distribution Services, Inc., located at 1209 Broadway, Suite 1100, Denver, CO 80203, serves as principal underwriter for 13D Activist Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Focus Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

The Pacific Financial Group, LLC, located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund.

Ocean Park Asset Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Ocean Park Tactical All Asset Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF.

Toews Corporation, Cornerstone Commerce Center, 1201 New Road, Suite 111, Linwood, NJ  08221, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Toews Tactical Income Fund, Toews Hedged Opportunity Fund, Toews Unconstrained Income Fund, Toews Managed Risk Equity Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk Equity ETF, Toews Agility Shares Hedged Nasdaq-100 ETF and Toews Agility Shares Hedged Equal Weight ETF

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA  02420, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund.

Princeton Fund Advisors, LLC, 1125 17th Street, Suite 1400, Denver, CO 80202, pursuant to certain Investment Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to the Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund, Athena Behavioral Tactical Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund.

13D Management, LLC, 200 East 61 Street, Suite 17C, New York, NY 10065, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 13D Activist Fund.

Donoghue Forlines LLC, 629 Washington Street, Norwood, MA 02062 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the DF Tactical Income Fund, DF Dividend Fund, DF Momentum Fund, DF Tactical Allocation Fund, DF Tactical Yield Income Fund, DF Tactical 30 ETF and DF Innovation ETF.

TransWestern Capital Advisors, LLC, 1743 Wazee Street, Suite 250, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust and as the distributor for such fund, maintains all records required pursuant to such agreement and Master Distribution and Shareholder Servicing Agreement adopted pursuant to Rule 12b-1 under the 1940 Act with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111, pursuant to a Sub- Advisory Agreement, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Clark Capital Management Group, Inc., 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund and Navigator Ultra Short Bond Fund.

Dearborn Capital Management, LLC, 626 W. Jackson Street, Chicago, IL 60661 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Grant Park Multi-Alternative Strategies Fund and Grant Park Dynamic Allocation Fund.

Eagle Global Advisors, LLC, 5847 San Felipe, Suite 930, Houston TX 77057, pursuant to a Co-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Eagle Energy Infrastructure Fund, formerly Eagle MLP Strategy Fund.

Deer Park Road Management, LP, 1865 Ski Time Square, Steamboat Springs, CO 80477 pursuant to certain Sub-Advisory Agreements, maintains all records required pursuant to such agreement with respect to the Deer Park Total Return Credit Fund.

Ladenburg Thalmann Asset Management, Inc. 507 Lexington Avenue, 11th Floor, New York, NY 10022, pursuant to an Advisory Agreement, will maintain all records required pursuant to such agreement with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund.

Winton Capital Management Limited, One Hooper’s Court, Knightsbridge, London, SW3 1AF, United Kingdom, pursuant to a Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Winton Managed Futures Trend Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has met all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1550 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 26th of August 2026.

NORTHERN LIGHTS FUND TRUST (Registrant)

By: /s/ Kevin Wolf
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Northern Lights Fund Trust

John V. Palancia*	Trustee	August 26, 2026
Gary Lanzen*	Trustee	August 26, 2026
Anthony Hertl*	Trustee & Chairman	August 26, 2026
Mark Taylor*	Trustee	August 26, 2026
Mark D. Gersten*	Trustee	August 26, 2026
Mark Garbin*	Trustee	August 26, 2026
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	August 26, 2026
Kevin Wolf	President and Principal Executive Officer	August 26, 2026

By:	Date:
/s/ Kevin Wolf	August 26, 2026
Kevin Wolf, President

*	Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, September 1, 2017 and August 5, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 1,001 and No, 1494 respectively, which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	(i)(2)
Consent of Independent Auditor	(j)(1)